GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment loss	$ 15,889,823	$ 7,646,479	$ 14,351,865
Goodwill impairment loss	5,764,349	2,996,248
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 4,108,642	1,784,137
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Tax rate	17.00%
Growth rate	5.00%
Terminal value growth	2.00%
Discount rate	11.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Tax rate	28.00%
Growth rate	12.00%
Terminal value growth	3.00%
Discount rate	13.50%
Goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 9,900,000	$ 4,700,000